Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (22,401)	$ (22,246)	$ (22,332)
Foreign currency translation adjustment	203	224	66
Pension and post retirement benefit adjustment	14	(28)	20
Unrealized holding loss arising during period	(124)	(351)
Reclassification adjustment for loss included in net income	97
Other	(10)
Ending balance	(22,221)	(22,401)	(22,246)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(21,956)	(22,180)	(22,246)
Foreign currency translation adjustment	203	224	66
Ending balance	(21,753)	(21,956)	(22,180)
Unrealized gain on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(351)
Unrealized holding loss arising during period	(124)	(351)
Reclassification adjustment for loss included in net income	97
Other	(10)
Ending balance	(388)	(351)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(94)	(66)	(86)
Pension and post retirement benefit adjustment	14	(28)	20
Ending balance	$ (80)	$ (94)	$ (66)